BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
BUSINESS COMBINATION
5.	BUSINESS COMBINATION

Business Combination in 2017:

Acquisition of Daguoxiaoxian

On May 8, 2017, Shenzhen Qufan entered into a share purchase agreement with the shareholder of Daguoxiaoxian, named Fu Rong, to acquire 70% equity interests of Daguoxiaoxian with the consideration of RMB2.0 million (“Purchase agreement”). Previously, Daguoxiaoxian mainly operates market promotion business and also owns a gaming cooperation agreement (“cooperation agreement”) with Tianjin Zhongqiweiye Sports development Co., Ltd.

By obtaining the cooperation agreement, Daguoxiaoxian is authorized to operate China Competitive Poker Championship, from May 14, 2017 to May 14, 2018, with one-year extension upon the expiration if no objection between both parties. The Group acquired Daguoxiaoxian primarily for the cooperation agreement.

The Group has subsequently disposed Shenzhen Qufan together with its subsidiary Daguoxiaoxian in February 2018 due to a change of business strategy.

Acquisition of The Multi Group

On July 17, 2017 (“the acquisition date”), the Company acquired 93.0% equity interest of The Multi Group (“TMG”) through 500.com Limited for a total consideration of approximately EUR49.8 million. The Multi Group engages in operating Multilotto.com (“Multilotto”) which is considered one of the top online lottery betting and online casino platforms in the Nordic countries where it holds substantial market share.

As of July 17, 2017, the Group settled payment of EUR49,754 cash consideration for the acquisition.

The Group recognized RMB18,766 of acquisition-related costs that were expensed in 2017. These costs are included in the line item “General and administrative expenses” in the statement of comprehensive income (loss).

The following table summarizes the fair values of the assets acquired and liabilities assumed at the acquisition date. The Group obtained a third-party valuation of certain intangible assets. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.7514 RMB of the acquisition date on July 17, 2017.

	Amount	Amount	Amortization Years
	EUR	RMB
License	19,400	150,377	10.0
Brand name	11,100	86,041	10.0
Software	900	6,976	5.0
Others	7,116	55,156
Total identifiable assets acquired	38,516	298,550

Deferred tax liabilities	(1,164)	(9,023)
Other current liabilities	(1,422)	(11,022)
Total liabilities assumed	(2,586)	(20,045)

Net identifiable assets acquired	35,930	278,505
Noncontrolling interests #	2,915	22,595
Total Consideration	49,754	385,662
Goodwill	16,739	129,752

#
In accordance with the acquisition agreement, the Group is obligated to purchase the remaining 7% equity interest of The Multi Group at the option of the non-controlling shareholder, which is outside the control of the Group (upon the occurrence of an event that is not solely within the control of the issuer). As such, the noncontrolling interest relating to this portion of put options was presented as redeemable noncontrolling interest in mezzanine equity and be initially measured at its fair value in accordance with ASC 480-10-S99-3A.

The fair value of redeemable noncontrolling interest was initially recorded as the value assessed by the third-party appraiser on the acquisition day.
As of the acquisition date, the fair value of the 7% noncontrolling interest in The Multi Group is estimated to be EUR2,915. The fair value of the noncontrolling interest was estimated using the Income Approach. As the Multi Group was a private company, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (a) internal rate of return of 16%; (b) a long-term sustainable growth rate of 2%; (c)adjustment of risk premium of 3%; and (d) financial multiples of companies in the same industry as The Multi Group.

The redeemable noncontrolling interest was subsequently adjusted by recording ASC 810-10 attribution based on the earnings or losses of the investment allocable to the noncontrolling interest. On January 1, 2019, the Company received the repurchase notice from the noncontrolling interest shareholder, which requested the Company to repurchase all of the 7% shares at a total amount of EUR3,745. As of December 31, 2018, it is determined that the noncontrolling interest will probably become redeemable and the redemption amount will be higher than the carrying amount after ASC 810-10 attribution adjustment. The Company subsequently recognized the changes in the redemption value immediately and adjusted the carrying amount of the redeemable noncontrolling interest to equal the redemption amount of EUR3,745. The excess amount of redemption amount in excess of fair value as of December 31, 2018 was treated as being akin to a dividend (in accordance with footnote 17 of ASC 480-10-S99-3A), which was recorded into Retained earnings (APIC in absence of Retained earnings). For the difference between fair value and the carrying amount after ASC 810-10 attribution adjustment, it is accounted for as equity transactions and classified this portion into APIC based on the guidance in ASC 810-10-45-23.

The fair value of redeemable noncontrolling interest was assessed by the third-party appraiser on December 31, 2018. As of December 31, 2018, the fair value of the
7
% noncontrolling interest in The Multi Group is estimated to be EUR
2
,504
. The fair value of the noncontrolling interest was estimated using the Income Approach. As the Multi Group was a private company, the fair value measurement is based on significant inputs that are not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The fair value estimates are based on (a) internal rate of return of
17.5
%; (b) a long-term sustainable growth rate of
2
%; (c)adjustment of risk premium of
5.5
%; and (d) financial multiples of companies in the same industry as The Multi Group.

Accordingly, the carrying value of the noncontrolling interest as of December 31, 2017 and 2018 is stated as follows:

	EUR	RMB	USD

Noncontrolling interest-valuation*	2,915	22,595
Total comprehensive loss attributable to noncontrolling interest in 2017	(70)	(543)
Redeemable noncontrolling interest as of December 31, 2017	2,845	22,052

Total comprehensive loss attributable to noncontrolling interest	(413)	(3,223)	(469)

Adjustment to redemption value**	1,313	10,559	1,536
Redeemable noncontrolling interest as of December 31, 2018	3,745	29,388	4,274

*Noncontrolling interest in EUR was evaluated by third party appraiser as of the acquisition day. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.7514 RMB at the acquisition date.

**
Adjustment to redemption value including two portions: 1)
the excess amount of redemption amount in excess of fair value as of December 31, 2018, 2) the difference between fair value and the carrying amount after ASC 810-10 attribution adjustment. The fair value as of December 31, 2018 was evaluated by third party appraiser on December 31, 2018. The calculation of RMB amount was based on the exchange rate of 1.00 EUR to 7.8473 RMB on December 31, 2018.

Goodwill, which is not tax deductible, is primarily attributable to the excess of the consideration and fair value of noncontrolling interest over the fair value of the net identifiable assets of the acquiree and is related to synergies expected to be achieved from the acquisition.

Acquired intangible assets have weighted average economic lives from the date of purchase as follows:

License	10.0 years
Brand name	10.0 years
Software	5.0 years

Since the acquisition date, The Multi Group contributed revenues of RMB49,370 (EUR6,447) and RMB105,511(EUR13,507) to the Group for the year ended 2017 and 2018, respectively, and contributed net income of RMB2,959 (EUR386) and net loss of RMB18,050(EUR2,311) to the Group for the years ended 2017 and 2018, respectively.

The following unaudited pro forma information summarizes the results of operations of the Group for the years ended December 31, 2016 and 2017, as if the acquisition had been completed on January 1, 2016. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the years ended December 31, (unaudited)
	2016	2016	2017	2017
	EUR	RMB	EUR	RMB

Pro forma total revenues	11,686	76,893	12,188	93,334
Pro forma net income (loss)	2,519	16,576	(1,614)	(12,360)
Pro forma net income (loss) attributable to 500.com Limited	2,343	15,416	(1,501)	(11,495)

These amounts have been calculated after applying the Company’s accounting policies.